Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Parenthetical) (Detail) - Jun. 30, 2014 - USD ($) $ in Millions	Total	Total
ALP Maritime Services B.V. [Member]
Related Party Transaction [Line Items]
Business development fee	$ 1.6	$ 1.6